Equity - Summary of Movements of Shares in Share Trust (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options, (in shares)	(15,468,057)
Exercise of share options	$ 0	$ 0	$ 0
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, (in shares)	32,389	542,903	542,903
Transfer to employee share trust (in shares)	15,635,000	16,640,000	1,072,363
Exercise of share options, (in shares)	(15,468,057)	(17,150,514)	(1,072,363)
Ending balance, (in shares)	199,332	32,389	542,903
Opening balance	$ 0	$ 0	$ 0
Transfer to employee share trust	0	0	0
Exercise of share options	0	0	0
Ending balance	$ 0	$ 0	$ 0